Significant Accounting Policies - Advertising and Sales Promotion Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
List Of Accounting Policies [Abstract]
Advertising and sales promotion expense	¥ 106,755	¥ 115,708	¥ 112,842